Issued Capital (Details)			12 Months Ended
	Sep. 26, 2022 AUD ($) $ / shares shares	Sep. 26, 2022 USD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2023 AUD ($)	Oct. 30, 2024 shares	Oct. 04, 2022 shares	Sep. 26, 2022 $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares
Issued Capital (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	746,268				1,300,000	20,000	746,268
Ordinary Shares par value | (per share)			$ 4					$ 1.92	$ 1.34
Issue price	$ 1,431,162	$ 1,000,000
Capital raising costs	$ 121,844
Net increase in share capital				$ 1,309,318
Proxy vote			one
Poll vote			one
Ordinary Shares [Member]
Issued Capital (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	746,268						746,268
Ordinary Shares par value | (per share)	$ 1.92						$ 1.34
Issued capital [member]
Issued Capital (Details) [Line Items]
Net increase in share capital	$ 1,309,318			$ 1,309,318